Land Use Rights, Net	6 Months Ended
Jun. 30, 2012
Land and Land Improvements [Abstract]
Land Improvements [Text Block]

Note 7 - Land Use Rights, Net

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term.   Land use rights are carried at cost, less accumulated amortization.   Amortization is calculated using the straight-line method over the lives of the rights of 50 years.

	June 30,		December 31,
	2012		2011
	USD’000	RMB’000	RMB’000
Land use rights, at cost	3,039	19,308	—
Less: accumulated amortization	(20)	(131)	—
Land use rights, net	3,019	19,177	—

Amortization expense for land use rights was RMB98 thousand (USD15 thousand) and RMB131 thousand (USD 20 thousand) for the three months and six months ended June 30, 2012, respectively.  No amortization expense for land use rights was recognized for the three months and six months ended June 30, 2011.